Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related-party transactions [Abstract]
Revenue from sale of goods, related party transactions	€ 116	€ 204	€ 158
Purchases of goods, related party transactions	41	57	53
Amounts receivable, related party transactions, at the end of the period	40	37	32
Amounts payable, related party transactions, at the end of the period	€ 2	€ 1	€ 2